SUBSEQUENT EVENTS (Details Narrative) - USD ($)													3 Months Ended				12 Months Ended
	Mar. 12, 2021	Feb. 23, 2021	Feb. 09, 2021	Feb. 05, 2021	Feb. 05, 2021	Jan. 12, 2021	Oct. 14, 2020	Aug. 17, 2020	Jul. 23, 2020	Jul. 06, 2020	Jan. 30, 2020	Jan. 21, 2020	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Common stock, shares par value													$ 0.001				$ 0.001	$ 0.001
Number of stock issued shares												300,000,000
Shares issued price per share											$ 0.02	$ 0.03
Number of value of shares conversion of convertible notes											$ 36,500
Value of shares issued													$ 36	$ 3,084,003	$ 125,000		1,132,843	$ 2,099,199
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Number of stock issued shares	3,693,588			3,000,000					3,000,000
Shares issued price per share				$ 0.08	$ 0.08				$ 0.04							$ 0.015
Number of shares conversion of convertible notes			2,275,662	1,200					1,200							800
Number of value of shares conversion of convertible notes			$ 182,052													$ 60,000
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Number of stock issued shares	3,693,588	3,754,720	2,275,662	3,000,000
Shares issued price per share	$ 0.08	$ 0.014		$ 0.08	$ 0.08
Number of shares conversion of convertible notes	1,300			1,200
Number of value of shares conversion of convertible notes			$ 182,052
Value of shares issued		$ 52,566
Subsequent Event [Member] | Series D Preferred Stock One [Member]
Subsequent Event [Line Items]
Number of stock issued shares			2,000,000
Shares issued price per share			$ 0.04
Number of shares conversion of convertible notes			800
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issued for redemption, shares					1,100,000	697,861
Cashless warrants					$ 44,000	$ 27,914
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued for redemption, shares						697,861
Cashless warrants						$ 27,914
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt principal amount							$ 168,000	$ 103,000
Warrant to purchase shares of common stock							1,500,000	1,500,000
Common stock, shares par value							$ 0.001	$ 0.001
Restricted shares of common stock							1,250,000	1,000,000
Stock issued for redemption, shares						697,861
Cashless warrants						$ 27,914
Shares issued price per share							$ 0.001
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued for redemption, shares						697,861
Cashless warrants						$ 27,914
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member]
Subsequent Event [Line Items]
Debt principal amount													$ 164,800				$ 164,800
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued for redemption, shares						697,861
Cashless warrants						$ 27,914
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt principal amount								$ 103,000		$ 164,800
Warrant to purchase shares of common stock										1,500,000
Common stock, shares par value										$ 0.001
Restricted shares of common stock								1,000,000		1,000,000
Shares issued price per share								$ 0.001